Investment Securities - Analysis of the Carrying Value of Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 75,199	$ 111,389
Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	52,611
Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	23,636	47,252
U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	29,033	41,792
Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,239	2,791
Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	19,291	19,554
Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	55,789	78,497
Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		76,638
Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 5,804	$ 16,828
Yield %	1.30%	1.20%
Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 5,155	$ 17,547
Yield %	1.10%	1.00%
Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 13,637	$ 13,229
Yield %	1.20%	2.00%
Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 26,671	$ 27,900
Yield %	1.70%	1.30%
Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,344	$ 1,134
Yield %	1.60%	0.80%
Fair Value Through Other Comprehensive Income [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 28	$ 8
Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,150	1,851
Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,178	1,859
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	18,157	31,644
Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,687	10,726
Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	960	1,744
Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	12,372	17,819
Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	138	1,355
Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	75,199	111,389
Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	30	26
Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,223	1,222
Within 3 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	8,504	10,695
Within 3 months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7,910
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	337	1,151
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	705	4,088
Within 3 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	276	267
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7,186	5,189
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7,910	7,797
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		7,797
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 70	$ 113
Yield %	0.10%	1.00%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 170	$ 349
Yield %	0.50%	1.10%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 147	$ 1,878
Yield %	0.10%	1.70%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 7,445	$ 5,196
Yield %	1.00%	0.80%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 78	$ 261
Yield %	0.60%	(0.70%)
Within 3 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 594	$ 2,898
Within 3 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	12	1,199
Within 3 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	74	164
Within 3 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	499	1,048
Within 3 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9	487
Within 3 months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	8,504	10,695
Three to 12 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	13,553	24,402
Three to 12 months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9,866
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,102	8,466
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,070	7,157
Three to 12 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	919	850
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5,462	7,929
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9,866	16,530
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		16,530
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 474	$ 2,363
Yield %	0.80%	1.30%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,248	$ 1,521
Yield %	0.60%	0.60%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 449	$ 3,469
Yield %	0.10%	2.40%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 7,411	$ 8,933
Yield %	1.30%	1.00%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 284	$ 244
Yield %	1.90%	1.40%
Three to 12 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,687	$ 7,872
Three to 12 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		929
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	245	870
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,405	5,452
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	37	621
Three to 12 months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	13,553	24,402
One to 5 years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	36,216	56,376
One to 5 years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	26,998
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	13,445	32,302
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	16,333	18,171
One to 5 years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,858	1,459
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,580	4,444
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	26,998	44,365
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		44,365
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,717	$ 12,158
Yield %	0.90%	1.00%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,239	$ 13,966
Yield %	1.00%	1.00%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 10,786	$ 6,144
Yield %	1.20%	2.20%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 9,418	$ 11,525
Yield %	2.20%	1.60%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 838	$ 572
Yield %	1.80%	1.30%
One to 5 years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 9,196	$ 11,985
One to 5 years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	750	822
One to 5 years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	329	367
One to 5 years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	8,061	10,553
One to 5 years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	56	243
One to 5 years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	36,216	56,376
One to 5 years [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	22	26
Five to ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,827	6,630
Five to ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,115
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,296	2,955
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	924	2,258
Five to ten years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	157	198
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,450	1,219
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,115	5,587
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,587
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 323	$ 941
Yield %	1.70%	1.50%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,498	$ 1,711
Yield %	1.80%	1.50%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 88	$ 849
Yield %	1.40%	0.40%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,077	$ 2,048
Yield %	2.80%	1.90%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 129	$ 38
Yield %	0.10%	(0.30%)
Five to ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 704	$ 1,043
Five to ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	8	10
Five to ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	258	268
Five to ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	402	761
Five to ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	36	4
Five to ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,827	6,630
Five to ten years [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	8
Over ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7,698	10,205
Over ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,722
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,240	1,277
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,090	8,655
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	368	273
Over ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,722	2,359
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,359
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,220	$ 1,253
Yield %	2.90%	3.50%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,167	$ 889
Yield %	1.40%	1.20%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 320	$ 198
Yield %	2.80%	2.50%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 15	$ 19
Yield %	5.90%	5.90%
Over ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,976	$ 7,846
Over ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,917	7,766
Over ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	54	75
Over ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5	5
Over ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7,698	10,205
No specific maturity [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,401	3,081
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,216	1,101
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,911	1,463
No specific maturity [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	29	17
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	245	500
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,178	1,859
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	28	8
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,150	1,851
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,178	1,859
No specific maturity [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,401	3,081
No specific maturity [member] | Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,223	$ 1,222